Investments - Summary of Investments Held by Corporate (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investment [Line Items]
Investments	$ 129,649	$ 295,408
Current portion	122,668	288,487
Non-current portion	6,981	6,921
Funds | Available for Sale
Disclosure Of Investment [Line Items]
Investments	7,045	65,427
Bonds | Available for Sale
Disclosure Of Investment [Line Items]
Investments	115,343	91,696
Debentures | Fair Value Through Profit/Loss
Disclosure Of Investment [Line Items]
Investments		7,556
Equity in Quoted Companies | Available for Sale
Disclosure Of Investment [Line Items]
Investments	280	123,808
Equity in Private Companies | Available for Sale
Disclosure Of Investment [Line Items]
Investments	$ 6,981	$ 6,921